Provisions - United Kingdom Entities - Estimated benefit payable (Details) - United Kingdom € in Millions	Dec. 31, 2021 EUR (€)
2022
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	€ 462
2023
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	367
2024
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	393
2025
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	408
2026
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	433
2027 to 2031
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	€ 2,481